Stockholders' Equity	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

Common Stock

On February 11, 2020, the Company completed its IPO of 5,000,000 shares of common stock, par value $0.01 per share, at a price of $19.00 per share. In connection with the IPO, the Company sold an additional 350,000 shares of common stock, par value $0.01 per share, at a price of $19.00 per share pursuant to the partial exercise of the underwriters’ option to purchase additional shares. Gross proceeds from the IPO and partial exercise was approximately $101.7 million. Underwriting discounts and commissions of approximately $6.9 million and offering expenses of approximately $2.9 million were deducted from additional paid in capital.

As of March 31, 2020, the Company had 5,350,000 shares of common stock, par value $0.01 per share, issued and 5,262,534 shares of common stock, par value $0.01 per share, outstanding.

Share Repurchase Program

On March 9, 2020, the Board authorized the Company to repurchase up to $10.0 million of its common stock, par value $0.01 per share, during a two-year period that is set to expire on March 9, 2022 (the “Share Repurchase Program”). The Company may utilize various methods to affect the repurchases, and the timing and extent of the repurchases will depend upon several factors, including market and business conditions, regulatory requirements and other corporate considerations, including whether the Company’s common stock is trading at a significant discount to net asset value per share. Repurchases under this program may be discontinued at any time. As of March 31, 2020, the Company had repurchased 87,466 shares of its common stock, par value $0.01 per share, at a total cost of approximately $1.3 million, or $15.30 per share. The 87,466 shares of common stock are classified as treasury stock and reduce the number of shares of the Company’s common stock outstanding and, accordingly, are considered in the weighted-average number of shares outstanding during the period.

Long Term Incentive Plan

On January 31, 2020, the Company’s sole stockholder approved a long-term incentive plan (the “2020 LTIP”). The 2020 LTIP authorizes the compensation committee of the Board to provide equity-based compensation in the form of stock options, appreciation rights, restricted shares, restricted stock units, performance shares, performance units and certain other awards denominated or payable in, or otherwise based on, the Company’s common stock or factors that may influence the value of the Company’s common stock, plus cash incentive awards, for the purpose of providing the Company’s directors, officers and other key employees (and those of the Manager and the Company’s subsidiaries), the Company’s non-employee directors, and potentially certain non-employees who perform employee-type functions, incentives and rewards for performance.

Dividends

On March 16, 2020, the Company’s Board declared a quarterly dividend of $0.2198 per share, payable on March 31, 2020 to stockholders of record on March 23, 2020.